UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2011

Date of reporting period:	January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Fund Schedule of Investments

January 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—71.2%
Airlines—2.7%
	American Airlines Pass Through Trust,
$174	6.978%, 10/1/12	Ba1/BBB	$174,793
1,000	7.858%, 4/1/13 (AGC)	Ba1/BBB-	1,037,500
2,500	8.608%, 10/1/12	Ba3/B+	2,525,000
1,959	10.375%, 1/2/21	Baa3/A-	2,345,963
2,300	American Airlines, Inc., 10.50%, 10/15/12	B2/B	2,553,000
1,973	Continental Airlines Pass Through Trust, 9.798%, 4/1/21	Ba3/B	2,061,287
114	Delta Air Lines, Inc., 6.619%, 9/18/12	WR/BBB	114,978
8,601	Northwest Airlines, Inc., 7.15%, 4/1/21 (MBIA)	Ba3/BB+	8,772,672
	United Air Lines Pass Through Trust,
1,396	7.336%, 1/2/21 (a)(b)(d)(j)
	(acquisition cost-$1,396,020; purchased 6/19/07)	Ba2/B+	1,354,139
2,833	10.40%, 5/1/18	Baa2/BBB+	3,279,104
			24,218,436
Automotive—0.2%
1,500	Ford Motor Co., 9.98%, 2/15/47	Ba3/B	1,827,138

Banking—11.3%
4,000	ABN Amro North American Holding Preferred Capital Repackage Trust I,
	6.523%, 11/8/12 (a)(d)(g)	Ba3/BB+	3,580,000
2,400	AgFirst Farm Credit Bank, 7.30%, 2/28/11 (a)(b)(d)(g)(j)
	(acquisition cost-$1,904,000; purchased 2/26/10-3/2/10)	NR/A	2,033,290
1,150	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB+	1,185,938
	Barclays Bank PLC,
4,600	7.434%, 12/15/17 (a)(d)(g)	Baa2/A-	4,519,500
7,760	10.179%, 6/12/21 (a)(d)(i)	Baa1/A	9,757,478
£200	14.00%, 6/15/19 (g)	Baa2/A-	394,831
$5,000	BPCE S.A., 12.50%, 9/30/19 (a)(b)(d)(g)(j)
	(acquisition cost-$5,600,000; purchased 1/11/11)	Baa3/NR	5,534,280
25,290	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
	11.00%, 6/30/19 (a)(d)(g)(i)	A2/AA-	32,783,528
2,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Baa3/BBB-	1,846,736
1,000	HSBC Capital Funding L.P., 10.176%, 6/30/30 (g)	A3/A-	1,350,000
	Regions Financial Corp.,
1,900	7.375%, 12/10/37	B1/BB	1,824,000
3,400	7.75%, 11/10/14	Ba3/BB+	3,572,904
31,974	State Street Capital Trust III, 8.25%, 3/15/11 (g)(i)	Baa1/BBB+	32,293,420
			100,675,905
Building & Construction—0.3%
1,000	Desarrolladora Homex SAB De C.V., 9.50%, 12/11/19 (a)(d)	Ba3/BB-	1,152,500
1,700	Macmillan Bloedel Pembroke L.P., 7.70%, 2/15/26	Ba1/BBB-	1,751,807
			2,904,307
Energy—0.5%
4,300	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Ser. B	Caa2/B-	4,085,000

Financial Services—35.1%
	Ally Financial, Inc.,
100	2.387%, 2/15/12, FRN	B3/B	98,125
3,000	2.496%, 12/1/14, FRN	B3/B	2,876,250

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$76	2.537%, 2/15/12, FRN	B3/B	$74,575
40	2.642%, 3/15/12, FRN	B3/B	39,250
240	5.35%, 1/15/14	B3/B	232,488
70	5.75%, 1/15/14	B3/B	68,549
372	5.85%, 6/15/13	B3/B	368,325
225	6.00%, 7/15/13	B3/B	223,490
34	6.00%, 3/15/19	B3/B	30,109
494	6.00%, 9/15/19	B3/B	435,768
492	6.05%, 8/15/19	B3/B	435,813
659	6.125%, 10/15/19	B3/B	586,665
343	6.15%, 9/15/19	B3/B	305,737
5	6.15%, 10/15/19	B3/B	4,459
10	6.20%, 4/15/19	B3/B	8,950
517	6.25%, 12/15/18	B3/B	465,438
10	6.25%, 4/15/19	B3/B	8,969
182	6.25%, 5/15/19	B3/NR	163,310
10	6.25%, 7/15/19	B3/B	8,992
620	6.30%, 8/15/19	B3/B	558,864
210	6.35%, 5/15/13	B3/B	209,680
5	6.35%, 7/15/19	B3/B	4,527
158	6.40%, 12/15/18	B3/B	143,607
133	6.50%, 2/15/16	B3/B	126,464
771	6.50%, 6/15/18	B3/B	713,618
666	6.50%, 11/15/18	B3/B	611,110
879	6.50%, 12/15/18	B3/B	803,845
11	6.50%, 5/15/19	B3/B	10,046
55	6.50%, 1/15/20	B3/B	49,859
78	6.60%, 5/15/18	B3/B	72,943
476	6.65%, 6/15/18	B3/B	444,865
770	6.65%, 10/15/18	B3/B	714,585
682	6.70%, 6/15/18	B3/B	639,271
250	6.70%, 11/15/18	B3/B	232,466
499	6.70%, 12/15/19	B3/B	458,297
896	6.75%, 7/15/12	WR/NR	895,072
195	6.75%, 8/15/16	B3/B	187,411
10	6.75%, 6/15/17	B3/B	9,536
26	6.75%, 3/15/18	B3/B	24,720
554	6.75%, 7/15/18	B3/B	520,915
113	6.75%, 9/15/18	B3/B	105,615
432	6.75%, 10/15/18	B3/B	403,085
125	6.75%, 11/15/18	B3/B	116,547
293	6.75%, 5/15/19	B3/B	271,778
182	6.75%, 6/15/19	B3/B	169,076
682	6.80%, 9/15/18	B3/B	639,348
135	6.80%, 10/15/18	B3/B	126,064
30	6.85%, 5/15/18	B3/B	28,476
80	6.875%, 7/15/18	B3/B	75,437
133	6.90%, 6/15/17	B3/B	127,872
535	6.90%, 7/15/18	B3/B	508,381
320	6.90%, 8/15/18	B3/B	302,975
2,500	7.00%, 2/1/12	B3/B	2,595,655

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$133	7.00%, 2/15/18	B3/B	$128,666
509	7.00%, 5/15/18	B3/B	487,319
60	7.00%, 8/15/18	B3/B	57,144
975	7.00%, 9/15/18	B3/B	924,514
560	7.00%, 11/15/23	B3/B	516,213
107	7.05%, 3/15/18	B3/B	103,463
33	7.05%, 4/15/18	B3/B	31,795
105	7.125%, 10/15/17	B3/B	101,859
148	7.15%, 6/15/16	B3/B	144,756
143	7.15%, 9/15/18	B3/B	136,874
210	7.15%, 1/15/25	B3/B	192,041
270	7.25%, 9/15/17	B3/B	263,806
17	7.25%, 4/15/18	B3/B	16,560
1,215	7.25%, 8/15/18	B3/B	1,173,684
385	7.25%, 9/15/18	B3/B	370,669
50	7.25%, 3/15/25	B3/B	45,906
227	7.30%, 12/15/17	B3/B	223,656
61	7.30%, 1/15/18	B3/B	60,074
12,781	7.375%, 11/15/16	B3/B	12,647,630
80	7.375%, 4/15/18	B3/B	78,475
20	7.40%, 12/15/17	B3/B	19,804
16	7.50%, 11/15/16	B3/B	15,918
45	7.50%, 11/15/17	B3/B	44,683
23	7.50%, 12/15/17	B3/B	22,883
27	7.625%, 11/15/12	B3/B	27,072
266	9.00%, 7/15/20	B3/B	270,404
2,000	American Express Co., 6.80%, 9/1/66, (converts to FRN on 9/1/16)	Baa2/BB	2,017,500
	American General Finance Corp.,
€1,500	4.125%, 11/29/13	B3/B	1,757,770
$5,000	5.375%, 10/1/12	B3/B	4,850,000
2,200	5.40%, 12/1/15	B3/B	1,892,000
3,000	6.90%, 12/15/17	B3/B	2,625,000
5,000	BAC Capital Trust XIV, 5.63%, 3/15/12 (g)	Ba3/BB+	3,650,000
	BNP Paribas (g),
13,000	5.186%, 6/29/15 (a)(d)(i)	Baa1/A	11,960,000
6,700	7.195%, 6/25/37 (a)(d)(i)	Baa1/A	6,415,250
€350	7.781%, 7/2/18	Baa1/A	506,237
$3,300	C10 Capital SPV Ltd., 6.722%, 12/31/16 (g)	NR/B-	2,408,921
1,790	Capital One Bank USA N.A., 8.80%, 7/15/19	Baa1/BBB	2,223,925
1,500	Capital One Capital V, 10.25%, 8/15/39	Baa3/BB	1,631,250
3,300	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	3,514,500
1,871	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(d)	Baa3/BBB-	1,987,594
2,000	Cemex Finance LLC, 9.50%, 12/14/16 (a)(d)	NR/B	2,057,500
	CIT Group, Inc.,
371	7.00%, 5/1/13	B3/B+	379,781
980	7.00%, 5/1/14	B3/B+	1,000,737
280	7.00%, 5/1/15	B3/B+	284,463
467	7.00%, 5/1/16	B3/B+	472,356
653	7.00%, 5/1/17	B3/B+	660,482
16,700	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB+	17,514,125
1,600	Citigroup, Inc., 6.125%, 8/25/36 (i)	Baa1/A-	1,465,328

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
	Credit Agricole S.A. (a)(d)(g),
$2,800	6.637%, 5/31/17	A3/A-	$2,428,440
6,000	8.375%, 10/13/19 (i)	A3/A-	6,330,000
€8,000	FCE Bank PLC, 7.125%, 1/15/13	Ba2/BB-	11,585,492
	Ford Motor Credit Co. LLC,
$1,000	5.625%, 9/15/15	Ba2/B+	1,052,010
3,700	7.80%, 6/1/12	Ba2/B+	3,949,221
3,500	8.00%, 12/15/16	Ba2/B+	3,974,656
1,000	12.00%, 5/15/15	Ba2/B+	1,269,013
£500	General Electric Capital Corp.,
	6.50%, 9/15/67, (converts to FRN on 9/15/17) (a)(d)	Aa3/A+	765,300
	Goldman Sachs Group, Inc.,
$4,000	6.45%, 5/1/36	A2/A-	3,917,808
7,000	6.75%, 10/1/37 (i)	A2/A-	7,038,031
	International Lease Finance Corp.,
1,225	0.653%, 7/13/12, FRN	B1/BB+	1,169,580
6,950	5.55%, 9/5/12	B1/BB+	7,193,250
1,500	5.65%, 6/1/14	B1/BB+	1,546,875
3,000	6.625%, 11/15/13	B1/BB+	3,150,000
2,900	6.75%, 9/1/16 (a)(d)	Ba3/BBB-	3,117,500
1,000	8.625%, 9/15/15 (a)(d)	B1/BB+	1,117,500
11,000	JPMorgan Chase & Co., 7.90%, 4/30/18 (g)	Baa1/BBB+	11,896,632
7,100	JPMorgan Chase Capital XVIII,
	6.95%, 8/1/66, (converts to FRN on 8/17/36) (i)	A2/BBB+	7,284,039
4,100	JPMorgan Chase Capital XX,
	6.55%, 9/15/66, (converts to FRN on 9/15/36)	A2/BBB+	4,142,501
	LBG Capital No.1 PLC,
€300	7.375%, 3/12/20	Ba3/BB-	358,036
£100	7.588%, 5/12/20	Ba3/BB-	141,354
£400	7.869%, 8/25/20	Ba3/BB-	568,621
$12,700	7.875%, 11/1/20	Ba3/BB-	11,938,000
17,500	8.00%, 6/15/20 (a)(d)(g)	NR/B+	15,750,000
8,500	8.50%, 12/17/21 (a)(d)(f)(g)	NR/B+	7,487,684
£300	11.04%, 3/19/20	Ba3/BB-	506,954
£3,100	LBG Capital No.2 PLC, 9.125%, 7/15/20	Ba2/BB	4,593,019
$13,000	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18 (e)	WR/NR	3,331,250
4,100	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	Ba2/BB-	3,587,500
	SLM Corp.,
€1,150	1.356%, 6/17/13, FRN	Ba1/BBB-	1,419,184
$1,151	3.472%, 11/1/13, FRN	Ba1/BBB-	1,115,733
800	5.375%, 5/15/14	Ba1/BBB-	818,146
2,600	8.00%, 3/25/20	Ba1/BBB-	2,714,894
13,500	8.45%, 6/15/18	Ba1/BBB-	14,601,100
€4,000	Societe Generale, 7.756%, 5/22/13 (g)	Baa2/BBB+	5,497,707
$4,000	UBS Preferred Funding Trust II, 7.247%, 6/26/11 (g)	Baa3/BBB-	4,007,680
5,700	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (g)	Baa3/BBB-	5,529,000
5,700	USB Capital IX, 6.189%, 4/15/11 (g)(i)	A3/BBB+	4,520,100
12,100	Wachovia Capital Trust III, 5.80%, 3/15/11 (g)	Baa3/A-	10,602,625
14,000	Wells Fargo & Co., 7.98%, 3/15/18 (g)	Baa3/A-	15,050,000
7,200	Wells Fargo Capital X, 5.95%, 12/15/86, (converts to FRN on 12/15/36) (i)	Baa1/A-	6,968,074
			312,752,368

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Healthcare & Hospitals—2.1%
	HCA, Inc.,
$10,000	7.875%, 2/15/20	Ba3/BB	$10,987,500
3,600	8.50%, 4/15/19	Ba3/BB	4,032,000
3,500	9.625%, 11/15/16, PIK	B2/BB-	3,784,375
			18,803,875
Hotels/Gaming—0.6%
	MGM Resorts International,
700	10.375%, 5/15/14	B1/B	796,250
1,050	11.125%, 11/15/17	B1/B	1,218,000
1,000	13.00%, 11/15/13	B1/B	1,200,000
2,290	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(d)	Baa3/BB+	2,520,758
			5,735,008
Insurance—14.6%
15,700	American General Capital II, 8.50%, 7/1/30	Baa2/BBB-	17,270,000
9,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(d)	Baa2/BBB-	9,900,000
	American International Group, Inc.,
CAD 3,100	4.90%, 6/2/14	Baa1/A-	3,100,465
$5,100	6.25%, 5/1/36 (i)	Baa1/A-	5,094,884
14,000	6.25%, 3/15/87	Baa2/BBB	12,967,500
32,750	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Baa2/BBB	36,761,875
18,700	8.25%, 8/15/18 (i)	Baa1/A-	22,094,424
£4,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	6,919,562
$2,600	Genworth Financial, Inc., 8.625%, 12/15/16	Baa3/BBB	2,931,118
5,000	Metlife Capital Trust IV, 7.875%, 12/15/67 (a)(d)	Baa2/BBB	5,412,500
6,800	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)(i)	A3/A-	7,583,999
			130,036,327
Metals & Mining—0.5%
200	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Baa3/BBB-	223,272
4,000	Gerdau Holdings, Inc., 7.00%, 1/20/20 (a)(d)(i)	NR/BBB-	4,400,000
			4,623,272
Oil & Gas—0.5%
4,300	El Paso Corp., 7.42%, 2/15/37	Ba3/BB-	4,076,340

Paper/Paper Products—0.1%
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (a)(d)	B2/B-	752,250

Telecommunications—1.7%
8,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30 (i)	Baa3/BBB-	8,077,000
5,360	Qwest Corp., 7.20%, 11/10/26 (i)	Baa3/BBB-	5,333,200
€1,300	Wind Acquisition Finance S.A., 11.75%, 7/15/17	B2/B+	2,040,911
			15,451,111
Transportation—0.1%
$666	Federal Express Corp. Pass Through Trust, 7.65%, 1/15/14	Baa2/BBB	668,915

Utilities—0.9%
3,900	AES Andres Dominicana, 9.50%, 11/12/20 (a)(d)	NR/B-	4,173,000
1,066	East Coast Power LLC, 7.066%, 3/31/12 (i)	Baa3/BBB	1,089,359

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Utilities (continued)
$2,180	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (a)(d)	Ba2/B+	$2,125,500
1,100	PPL Capital Funding, Inc.,
	6.70%, 3/30/67, (converts to FRN on 3/30/17)	Ba1/BBB-	1,082,092
			8,469,951
	Total Corporate Bonds & Notes (cost—$543,643,213)		635,080,203

MORTGAGE-BACKED SECURITIES—15.9%
1,766	American Home Mortgage Assets, 0.49%, 9/25/46, CMO, FRN	C/D	253,266
396	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	Caa2/NR	307,485
7,600	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	Caa2/CCC	5,339,540
1,450	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(d)	Aa2/NR	1,475,645
2,929	Bear Stearns Alt-A Trust, 5.204%, 11/25/36, CMO, VRN	Caa3/CCC	1,850,392
3,500	Chase Commercial Mortgage Securities Corp.,
	6.887%, 10/15/32, CMO (a)(d)	NR/BB+	3,486,555
	Chase Mortgage Finance Corp., CMO,
145	2.949%, 12/25/35, FRN	NR/CCC	139,335
4,350	5.025%, 3/25/37, FRN	Caa2/NR	3,670,303
3,087	6.00%, 7/25/37	NR/CCC	2,737,193
3,800	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	Caa1/NR	3,594,747
	Countrywide Alternative Loan Trust, CMO,
2,355	5.75%, 3/25/37	Caa3/CCC	1,882,061
1,378	6.50%, 8/25/36	Ca/CC	861,556
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
4,120	5.50%, 10/25/35	Caa1/NR	3,936,365
3,918	5.75%, 3/25/37	NR/CCC	3,480,556
1,800	6.00%, 2/25/37	NR/CCC	1,478,683
1,600	6.00%, 3/25/37	NR/CCC	1,410,990
891	6.00%, 4/25/37	NR/CCC	832,662
15,000	6.00%, 5/25/37	Caa3/NR	12,090,315
	Credit Suisse Mortgage Capital Certificates, CMO,
1,862	6.00%, 2/25/37	NR/CCC	1,706,580
4,666	6.00%, 6/25/37	NR/D	4,061,437
	GSR Mortgage Loan Trust, CMO,
985	5.50%, 5/25/36	NR/CCC	904,106
9,878	6.00%, 2/25/36	NR/CCC	9,369,231
9,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.653%, 3/18/51, CMO, VRN (a)(d)	A1/NR	8,962,870
	JPMorgan Mortgage Trust, CMO,
5,293	5.00%, 3/25/37	NR/CCC	4,336,803
2,547	5.675%, 1/25/37, VRN	Caa2/NR	2,135,042
913	6.00%, 8/25/37	NR/CCC	832,491
6,409	Morgan Stanley Mortgage Loan Trust, 6.00%, 2/25/36, CMO	Caa2/CCC	5,337,017
2,600	Morgan Stanley Reremic Trust, 5.808%, 8/12/45, CMO, VRN (a)(d)	A3/NR	2,661,520
1,515	Residential Accredit Loans, Inc., 0.49%, 5/25/37, CMO, FRN	C/CCC	437,269
3,743	Residential Asset Mortgage Products, Inc., 6.50%, 12/25/31, CMO	NR/BB-	3,742,703
1,108	Residential Asset Securitization Trust, 6.00%, 9/25/36, CMO	Ca/D	695,166
	Residential Funding Mortgage Securities I, CMO,
2,800	6.00%, 1/25/37	Caa2/NR	2,478,458
4,283	6.25%, 8/25/36	Caa1/CCC	3,925,877
1,240	Sequoia Mortgage Trust, 5.242%, 2/20/47, CMO, VRN	NR/CCC	1,017,030
1,432	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.833%, 2/25/37, CMO, FRN	NR/CCC	1,125,022

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	WaMu Mortgage Pass Through Certificates, CMO,
$1,428	5.625%, 7/25/37, VRN	NR/CC	$1,040,795
16,581	5.723%, 7/25/37, FRN	NR/CCC	14,438,405
2,000	5.724%, 2/25/37, FRN	NR/CCC	1,781,199
861	5.852%, 9/25/36, VRN	NR/CCC	684,559
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO, FRN,
1,567	1.083%, 4/25/47	C/CCC	354,581
1,487	1.163%, 5/25/47	C/CCC	463,664
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
801	2.896%, 4/25/36, VRN	NR/BB+	712,311
1,530	4.338%, 7/25/36, FRN	NR/CCC	1,249,502
4,946	4.920%, 10/25/36, FRN	NR/CCC	4,055,363
8,710	5.433%, 7/25/36, FRN	NR/CCC	7,260,502
292	5.544%, 5/25/36, FRN	Caa2/NR	239,967
1,800	6.00%, 7/25/37	B3/BB	1,702,408
5,700	6.00%, 8/25/37	Caa1/NR	5,535,381
	Total Mortgage-Backed Securities (cost—$128,093,969)		142,074,908

MUNICIPAL BONDS—6.5%
California—2.6%
2,400	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	A1/BBB+	2,601,936
20,000	State Public Works Board Rev., 8.361%, 10/1/34, Ser. G-2	A2/BBB+	20,696,800
			23,298,736
Louisiana—0.2%
	New Orleans, Public Improvements, GO, Ser. A,
800	8.30%, 12/1/29	A3/BBB	832,280
820	8.55%, 12/1/34	A3/BBB	839,688
300	8.80%, 12/1/39	A3/BBB	310,713
			1,982,681
Ohio—1.7%
14,000	American Municipal Power-Ohio, Inc. Rev., 8.084%, 2/15/50, Ser. B	A3/A	15,477,980

Texas—2.0%
17,200	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	Baa3/NR	17,626,216
	Total Municipal Bonds (cost—$57,170,476)		58,385,613

SENIOR LOANS (a)(c)—2.4%
Financial Services—2.4%
20,000	American General Finance Corp., 7.25%, 4/21/15		20,318,060
1,078	CIT Group, Inc., 6.25%, 8/11/15		1,106,134
	Total Senior Loans (cost—$20,848,678)		21,424,194

Shares
CONVERTIBLE PREFERRED STOCK—1.6%
Financial Services—0.9%
8,050	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Baa3/A-	8,392,125

Insurance—0.1%
163,175	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	1,052,479

		Credit Rating
Shares		(Moody’s/S&P)	Value*
Utilities—0.6%
90,000	PPL Corp., 9.50%, 7/1/13	NR/NR	$4,887,000
	Total Convertible Preferred Stock (cost—$11,626,301)		14,331,604

Principal
Amount
(000s)
SOVEREIGN DEBT OBLIGATIONS—0.7%
Brazil—0.7%
BRL 8,400	Brazil Government International Bond, 12.50%, 1/5/22 (cost—$4,892,961)	Baa3/BBB-	5,860,699

ASSET-BACKED SECURITIES—0.3%
$2,412	GSAA Trust, 6.295%, 6/25/36	Caa3/CCC	1,575,903
1,600	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	1,172,418
	Total Asset-Backed Securities (cost—$2,404,341)		2,748,321

Shares
PREFERRED STOCK—0.3%
Banking—0.0%
5,100	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(g)(j)
	(acquisition cost-$272,850; purchased 2/26/10)	NR/A	284,962

Diversified Financial Services—0.3%
100,000	Citigroup Capital XIII, 7.875%, 10/30/15 (k)	Ba1/BB+	2,673,000
	Total Preferred Stock (cost—$2,772,850)		2,957,962

Principal
Amount
(000s)
U.S. TREASURY OBLIGATIONS (h)—0.1%
$571	U.S. Treasury Notes, 0.625%, 12/31/12 (cost—$570,478)		572,004

SHORT-TERM INVESTMENTS—1.0%
Corporate Notes—0.1%
Financial Services—0.1%
	Ally Financial, Inc., FRN,
25	1.742%, 3/15/11	B3/B	24,906
25	1.857%, 4/15/11	B3/B	24,906
54	1.907%, 4/15/11	B3/B	53,798
265	2.042%, 6/15/11	B3/B	262,682
90	2.092%, 9/15/11	B3/B	89,212
130	2.192%, 12/15/11	B3/B	128,212
50	2.257%, 1/16/12	B3/B	49,312
115	2.357%, 1/17/12	B3/B	113,419
149	2.392%, 12/15/11	B3/B	147,697
	Total Corporate Notes (cost—$1,889,287)		894,144

Principal
Amount
(000s)		Value*
Repurchase Agreements—0.9%
$6,600	Morgan Stanley & Co., Inc., dated 1/31/11, 0.23%, due 2/1/11, proceeds $6,600,042; collateralized by U.S. Treasury Notes, 2.125%, due 5/31/15, valued at $6,727,627 including accrued interest	$6,600,000
1,202	State Street Bank & Trust Co., dated 1/31/11, 0.01%, due 2/1/11, proceeds $1,202,000; collateralized by U.S. Treasury Notes, 1.375%, due 5/15/13, valued at $1,227,775 including accrued interest	1,202,000
	Total Repurchase Agreements (cost—$7,802,000)	7,802,000
	Total Short-Term Investments (cost—$9,691,287)	8,696,144

	Total Investments (cost—$781,714,554) (l)—100.0%	$892,131,652

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $197,141,972, representing 22.1% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2011.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $7,487,684, representing 0.8% of total investments.

(g)	Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(j)	Restricted. The aggregate acquisition cost of such securities is $9,172,870 and the aggregate market value is $9,206,671, representing 1.0% of total investments.

(k)	Dividend rate is fixed until the first call date and variable thereafter.

(l)

At January 31, 2011, the cost basis of portfolio securities for federal income tax purposes was $782,136,325. Aggregate gross unrealized appreciation for securities in which there was an excess value over tax cost was $126,591,942; aggregate gross unrealized depreciation for securities in which there was an excess of tax cost over value was $16,596,615; and net unrealized appreciation for federal income tax purposes was $109,995,327. The difference between book and tax appreciation is attributable to wash sales.

Glossary:

AGC—insured by Assured Guaranty Corp.

BRL—Brazilian Real

£—British Pound

CAD—Canadian Dollar

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2011.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

NR—Not Rated

PIK—Payment-in-Kind

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2011.

WR—Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at January 31, 2011:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000s)	Date	Appreciation
Long: Financial Futures Euro—90 day	375	$93,427	3/14/11	$60,938

At January 31, 2011, the Fund pledged cash collateral of $1,000 for futures contracts.

(B) Credit default swap agreements:

Sell protection swap agreements outstanding at January 31, 2011 (1):

						Upfront
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	(Received)	Appreciation
Bank of America:
Brazilian Government International Bond	$2,600	1.16%	12/20/15	1.00%	$(15,946)	$(19,925)	$3,979
Barclays Bank:
Brazilian Government International Bond	10,400	1.16%	12/20/15	1.00%	(63,787)	(77,143)	13,356
SLM	2,000	1.91%	12/20/13	5.00%	184,542	(250,000)	434,542
Citigroup:
SLM	10,000	1.91%	12/20/13	5.00%	922,710	(1,096,500)	2,019,210
Deutsche Bank:
SLM	10,500	1.91%	12/20/13	5.00%	968,846	(1,400,000)	2,368,846
HSBC Bank:
Mexico Government International Bond	4,000	1.19%	12/20/15	1.00%	(29,649)	(51,182)	21,533
					$1,966,716	$(2,894,750)	$4,861,466

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(C)  Forward foreign currency contracts outstanding at January 31, 2011:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	January 31, 2011	(Depreciation)
Purchased:
186,100 Brazilian Real settling 9/2/11	Bank of America	$100,000	$105,526	$5,526
10,967,964 Brazilian Real settling 3/2/11	Barclays Bank	6,513,043	6,511,303	(1,740)
185,950 Brazilian Real settling 9/2/11	Morgan Stanley	100,000	105,441	5,441
800,000 Chinese Yuan Renminbi settling 11/15/11	Barclays Bank	124,514	121,682	(2,832)
4,809,971 Chinese Yuan Renminbi settling 11/15/11	Citigroup	740,394	731,607	(8,787)
3,124,846 Chinese Yuan Renminbi settling 11/15/11	JPMorgan Chase	486,200	475,296	(10,904)
2,658,000 Indian Rupee settling 3/9/11	Barclays Bank	58,818	57,513	(1,305)
2,000,000 Indian Rupee settling 3/9/11	Royal Bank of Scotland	44,445	43,275	(1,170)
10,000 Malaysian Ringgit settling 2/7/11	Barclays Bank	3,269	3,265	(4)
36,202 Malaysian Ringgit settling 2/7/11	Citigroup	11,781	11,822	41
26,202 Malaysian Ringgit settling 2/7/11	Deutsche Bank	8,565	8,556	(9)
3,828,190 Mexican Peso settling 2/22/11	Barclays Bank	296,674	314,201	17,527
130,000 Mexican Peso settling 7/7/11	HSBC Bank	10,471	10,553	82
1,303,220 Mexican Peso settling 2/22/11	Morgan Stanley	100,000	106,963	6,963
1,520,300 South African Rand settling 9/13/11	Barclays Bank	200,000	204,732	4,732
759,900 South African Rand settling 9/13/11	Morgan Stanley	100,000	102,332	2,332
Sold:
10,967,964 Brazilian Real settling 4/4/11	Barclays Bank	6,464,673	6,465,626	(953)
10,967,964 Brazilian Real settling 3/2/11	Citigroup	6,431,315	6,511,303	(79,988)
3,291,000 British Pound settling 3/21/11	Barclays Bank	5,132,048	5,269,446	(137,398)
3,291,000 British Pound settling 3/21/11	Deutsche Bank	5,133,016	5,269,446	(136,430)
2,194,000 British Pound settling 3/21/11	Royal Bank of Scotland	3,429,781	3,512,964	(83,183)
3,073,000 Canadian Dollar settling 2/17/11	Deutsche Bank	3,051,093	3,071,232	(20,139)
8,573,600 Chinese Yuan Renminbi settling 9/14/11	JPMorgan Chase	1,322,066	1,302,261	19,805
8,814,000 Euro settling 4/19/11	Citigroup	11,895,903	12,072,371	(176,468)
8,814,000 Euro settling 4/19/11	UBS	11,881,942	12,072,371	(190,429)
10,000 Malaysian Ringgit settling 2/7/11	Barclays Bank	3,219	3,265	(46)
36,202 Malaysian Ringgit settling 2/7/11	Citigroup	11,834	11,822	12
36,202 Malaysian Ringgit settling 8/11/11	Citigroup	11,700	11,678	22
26,202 Malaysian Ringgit settling 2/7/11	Deutsche Bank	8,443	8,556	(113)
5,001,410 Mexican Peso settling 2/22/11	Bank of America	395,900	410,494	(14,594)
130,000 Mexican Peso settling 2/22/11	HSBC Bank	10,595	10,670	(75)
2,063,338 South African Rand settling 7/28/11	JPMorgan Chase	301,614	279,876	21,738
				$(782,346)

At January 31, 2011, the Fund held $700,000 in principal value of U.S. Treasury Bills and $1,160,000 in cash as collateral for derivatives. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(D) Open reverse repurchase agreements at January 31, 2011:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	1/14/11	2/15/11	$5,109,363	$5,108,214
	0.45%	1/27/11	2/28/11	45,571,509	45,568,661
Barclays Bank	0.50%	1/5/11	2/1/11	16,036,011	16,030,000
	0.50%	1/6/11	2/1/11	27,751,018	27,741,000
	0.50%	1/14/11	2/14/11	11,441,860	11,439,000
	0.50%	1/21/11	2/17/11	10,474,600	10,473,000
	0.50%	1/24/11	2/22/11	2,190,243	2,190,000
Credit Suisse First Boston	0.50%	1/6/11	2/3/11	1,575,569	1,575,000
	0.50%	1/12/11	2/11/11	13,917,865	13,914,000
	0.50%	1/25/11	2/24/11	12,315,197	12,314,000
Greenwich Capital Markets	0.50%	1/6/11	2/3/11	4,091,477	4,090,000
	0.50%	1/7/11	2/4/11	11,676,053	11,672,000
					$162,114,875

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended January 31, 2011 was $155,388,599 at a weighted average interest rate of 0.49%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at January 31, 2011 was $168,958,079.

At January 31, 2011, the Fund held $160,000 and $500,000 in principal value of U.S. Treasury Notes and Corporate Bonds & Notes, respectively, and $470,000 in cash as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at January 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	1/31/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$11,325,672	$12,892,764	$24,218,436
Energy	—	—	4,085,000	4,085,000
Financial Services	—	305,264,684	7,487,684	312,752,368
Transportation	—	—	668,915	668,915
All Other	—	293,355,484	—	293,355,484
Mortgage-Backed Securities	—	142,074,908	—	142,074,908
Municipal Bonds	—	58,385,613	—	58,385,613
Senior Loans	—	21,424,194	—	21,424,194
Convertible Preferred Stock	$14,331,604	—	—	14,331,604
Sovereign Debt Obligations	—	5,860,699	—	5,860,699
Asset-Backed Securities	—	2,748,321	—	2,748,321
Preferred Stock:
Banking	—	284,962	—	284,962
Diversified Financial Services	2,673,000	—	—	2,673,000
U.S. Treasury Obligations	—	572,004	—	572,004
Short-Term Investments	—	8,696,144	—	8,696,144
Total Investments in Securities - Assets	$17,004,604	$849,992,685	$25,134,363	$892,131,652

Other Financial Instruments* - Assets
Credit Contracts	—	$4,861,466	—	$4,861,466
Interest Rate Contracts	$60,938	—	—	60,938
Foreign Exchange Contracts	—	84,221	—	84,221
Total Other Financial Instruments* - Assets	$60,938	$4,945,687	—	$5,006,625

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(866,567)	—	$(866,567)
Total Investments	$17,065,542	$854,071,805	$25,134,363	$896,271,710

*Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the three months ended January 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended January 31, 2011, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized
	Balance	Purchases(Sales)	Discounts	Net Realized	Appreciation/	Transfers into	Transfers out	Ending Balance
	10/31/10	and Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3	of Level 3**	1/31/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$10,370,772	$2,383,262	$(7,141)	$(523)	$146,394	—	—	$12,892,764
Energy	3,999,000	—	15,463	—	70,537	—	—	4,085,000
Financial Services	24,307,835	—	2,100	—	(1,072,251)	—	$(15,750,000)	7,487,684
Transportation	690,252	(22,281)	(537)	(221)	1,702	—	—	668,915
Total Investments	$39,367,859	$2,360,981	$9,885	$(744)	$(853,618)	—	$(15,750,000)	$25,134,363

**Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at January 31, 2011 was $(225,694).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 24, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 24, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 24, 2011